Note Supplemental disclosure on the consolidated statments of cash flows (Additional disclosures on cash flow information cash and due from banks, and restricted cash) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Information
Cash and due from banks	$ 353,936		$ 381,289		$ 351,532
Restricted cash and due from banks	40,099		21,568		10,862
Restricted cash in money market investments	9,216		9,772		11,803
Total cash and due from banks, and restricted cash shown in the statement of cash flow	$ 403,251	[1]	$ 412,629	[1]	$ 374,196	$ 378,890

[1]	Refer to Note 5 - Restrictions on cash and due from banks and certain securities for nature of restrictions.